Subsequent Events - Additional Information (Detail) $ in Thousands				12 Months Ended
	Jan. 20, 2017 USD ($) Facility T	Jan. 09, 2017 USD ($) Facility T	Oct. 31, 2016 Facility	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Subsequent Event [Line Items]
Business acquisition approximate purchase price | $				$ 474,788	$ 19,089	$ 768,581
Number of manufacturing facilities			4
Alabama [Member]
Subsequent Event [Line Items]
Number of manufacturing facilities			2
Southland Tube [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Business acquisition approximate purchase price | $		$ 130,000
Southland Tube [Member] | Alabama [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Annual shipment capacity | T		240,000
Number of manufacturing facilities		1
Republic Conduit [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Business acquisition approximate purchase price | $	$ 335,000
Annual shipment capacity | T	146,000
Republic Conduit [Member] | Kentucky [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of manufacturing facilities	1
Republic Conduit [Member] | Georgia [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of manufacturing facilities	1